[Commonwealth Letterhead]

May 3, 2016

VIA EDGAR

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-8629

Re:                             Commonwealth Annuity and Life Insurance Company

VEL II Account of Commonwealth Annuity & Life Insurance Co. (“Registrant”)

File No. 033-57792: VEL II (93)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.              The Prospectus and Statement of Additional Information referenced above, that would have been filed, on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.              The text of the Registrant’s most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 25, 2016.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1521.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Senior Analyst, Legal